Related Party Transactions	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 25, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s deferred offering costs and expenses, for which the Company issued 7,187,500 founder shares to the Sponsor. On October 2, 2024, the Company capitalized and issued an additional 2,395,833 founder shares to the Sponsor, resulting in the Sponsor holding an aggregate of 9,583,333 founder shares (up to 1,250,000 shares of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised), for a purchase price of approximately $0.003 per share. On November 4, 2024, the underwriters forfeited their over-allotment option to purchase up to an additional 3,750,000 units. As a result of the over-allotment option forfeiture by the underwriters, 1,250,000 Class B ordinary shares of the Company were surrendered by the Sponsor in order for the Sponsor to maintain ownership of 25% of the issued and outstanding shares of the Company (excluding the Class A ordinary shares underlying the Private Placement Units held by the Sponsor). Such surrendered shares were cancelled by the Company.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

Promissory Note — Related Party

The Sponsor had agreed to loan the Company an aggregate of up to $750,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing and unsecured. The promissory note (the “Promissory Note”) was payable on the date the Company consummated the Initial Public Offering. As of December 31, 2024, the Company had not borrowed under the Promissory Note. On November 4, 2024, the Company repaid the total outstanding balance of the Promissory Note amounting to $399,760. Borrowings under the Promissory Note are no longer available.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,500,000 of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender, including up to $750,000 in working capital loans which may be made by Inflection Point. The units would be identical to the Private Placement Units. As of December 31, 2024, no such Working Capital Loans were outstanding.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 25, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s deferred offering costs and expenses, for which the Company issued 7,187,500 founder shares to the Sponsor. On October 2, 2024, the Company capitalized and issued an additional 2,395,833 founder shares to the Sponsor, resulting in the Sponsor holding an aggregate of 9,583,333 founder shares (up to 1,250,000 shares of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised), for a purchase price of approximately $0.003 per share. On November 4, 2024, the underwriters forfeited their over-allotment option to purchase up to an additional 3,750,000 units. As a result of the over-allotment option forfeiture by the underwriters, 1,250,000 Class B ordinary shares of the Company were surrendered by the Sponsor in order for the Sponsor to maintain ownership of 25% of the issued and outstanding shares of the Company (excluding the Class A ordinary shares underlying the Private Placement Units held by the Sponsor). Such surrendered shares were cancelled by the Company.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

On August 12, 2025 and September 22, 2025, the sponsor transferred 110,000 and 500,000 Class A Units to individuals, respectively. The transferred units represent an indirect interest in 610,000 Founder Shares. The fair value of the founder shares as of August 12, 2025 and September 22, 2025, was determined to be $3.10 and $6.80 per share, respectively, for an aggregate amount of $341,000 and $3,400,000. The transfer was made in accordance with the terms of the Company’s operating agreement. The transfer of these shares is contingent on the completion of a business combination. The expense will be recorded at when the contingent event of a business combination becomes probable. As of September 30, 2025, the closing of the business combination was not considered to be probable.

Promissory Note — Related Party

The Sponsor had agreed to loan the Company an aggregate of up to $750,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing and unsecured. The promissory note (the “Promissory Note”) was payable on the date the Company consummated the Initial Public Offering. On November 4, 2024, the Company repaid the total outstanding balance of the Promissory Note amounting to $399,760. Borrowings under the Promissory Note are no longer available.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $2,500,000 of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender, including up to $750,000 in working capital loans which may be made by Inflection Point. The units would be identical to the Private Placement Units. As of September 30, 2025 and December 31, 2024, no such Working Capital Loans were outstanding.